Summary of significant accounting policies - Effect of change in estimate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of significant accounting policies
Gross profit	$ 67,936,916	$ 292,466,748	$ 560,309,621
Net income loss	$ (417,307,378)	$ (81,040,908)	$ 68,344,527
Basic	$ (3.89)	$ (0.75)	$ 0.60
Diluted	$ (3.89)	$ (0.75)	$ 0.60
Contracts Accounted for under Percentage of Completion [Member] | Certain Real Estate Development Projects [Member]
Summary of significant accounting policies
Gross profit	$ 265,300,000	$ 94,500,000	$ 59,100,000
Net income loss	$ 199,000,000.0	$ 70,900,000	$ 44,300,000
Basic	$ 1.85	$ 0.66	$ 0.39
Diluted	$ 1.85	$ 0.66	$ 0.39